Employee benefits (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of employee benefits [Abstract]
Disclosure of defined benefit plans
Summary of employee benefits liabilities

	As of December 31,
(In $ million)	2017	2016
Salaries and wages accrued	149	185
Provision for annual leave	40	37
Provision for other employee benefits	53	40
Provision for exit from multi-employer pension plans	70	73
Defined benefit obligations:
Pension benefits	840	970
Post-employment medical benefits	106	105
Total employee benefits liabilities	1,258	1,410
Current	213	248
Non-current	1,045	1,162
Total employee benefits liabilities	1,258	1,410
Actuarial assumptions — all plans

For the year ended December 31,
	2017	2016	2015
Discount rates at December 31	0.6% - 8.0%	0.6% - 8.0%	0.8% - 7.3%
Future salary increases	0.0% - 7.0%	0.0% - 7.0%	0.0% - 7.0%
Future pension increases	0.0% - 3.7%	0.0% - 3.7%	0.0% - 4.0%

Disclosure of net defined benefit liability (asset)
Movement in the post-employment medical obligations

	For the year ended December 31,
(In $ million)	2017	2016
Liability for post-employment medical obligations as of the beginning of the year	105	111
Included in profit or loss:
Current service cost	1	1
Interest cost	4	4
Total expense recognized in profit or loss	5	5
Remeasurement (gains) losses:
Actuarial (gains) losses from changes in demographic assumptions	(6)	(7)
Actuarial (gains) losses from changes in financial assumptions	8	2
Total remeasurement (gains) losses	2	(5)
Other movements:
Benefits paid by the plans	(6)	(6)
Total other movements	(6)	(6)
Liability for post-employment medical obligations as of the end of the year	106	105
Movement in defined benefit pension obligations

	Defined benefit obligation		Fair value of plan assets		Net defined benefit liability (asset)
(In $ million)	2017	2016	2017	2016	2017	2016
Balance as of January 1	5,076	4,899	(4,091)	(3,932)	985	967
Included in profit or loss:
Current service cost	9	10	—	—	9	10
Interest cost (income)	198	206	(160)	(165)	38	41
Administrative expenses	—	—	35	32	35	32
Settlement (gain)	(7)	(7)	—	—	(7)	(7)
Assumption of UCI pension plans	—	278	—	(213)	—	65
Total expense (income) recognized in profit or loss	200	487	(125)	(346)	75	141
Remeasurement (gains) losses:
Actuarial (gains) losses arising from:
Demographic assumptions	(10)	(91)	—	—	(10)	(91)
Financial assumptions	265	138	—	—	265	138
Return on plan assets, excluding interest income	—	—	(429)	(160)	(429)	(160)
Total remeasurement (gains) losses	255	47	(429)	(160)	(174)	(113)
Other movements:
Contributions by the Group	—	—	(33)	(7)	(33)	(7)
Benefits paid by the plans	(691)	(352)	691	352	—	—
Business disposals	(15)	—	—	—	(15)	—
Effect of movements in exchange rates	5	(5)	(3)	2	2	(3)
Total other movements	(701)	(357)	655	347	(46)	(10)
Balance as of December 31	4,830	5,076	(3,990)	(4,091)	840	985

Comprised of:
Pactiv Retirement Plan	4,646	4,616	(3,882)	(3,784)	764	832
Other plans	184	445	(108)	(307)	76	138
	4,830	5,061	(3,990)	(4,091)	840	970
Plans associated with assets held for sale	—	15	—	—	—	15
Balance as of December 31	4,830	5,076	(3,990)	(4,091)	840	985

Comprised of:
Funded plans					796	925
Plans associated with assets held for sale					—	15
Unfunded plans					44	45
Total net pension benefits liability					840	985

Included in the statements of financial position as:
Employee benefits liabilities					840	970
Liabilities directly associated with assets held for sale					—	15
Total net pension benefits liability					840	985

Disclosure of defined benefit plan expense recognized in other comprehensive income explanatory
Expense recognized in the statements of comprehensive income

The expense is recognized in the following components in the statements of comprehensive income:

	For the year ended December 31,
(In $ million)	2017	2016	2015
Cost of sales	14	14	15
General and administration expenses	61	127	69
Total plan net expense from continuing operations	75	141	84
Discontinued operations	—	—	2
Total plan net expense	75	141	86

Disclosure of fair value of plan assets	Plan assets consist of the following:

	As of December 31,
(In $ million)	2017	2016
Equity instruments	2,802	2,818
Debt instruments	616	649
Property	403	447
Other	169	177
Total plan assets	3,990	4,091

Disclosure of sensitivity analysis for actuarial assumptions
Assumed health care cost trend rates have a significant effect on the amounts recognized in the statement of comprehensive income. A one percentage point change in assumed health care cost trend rates would have the following effects:

(In $ million)	Increase	Decrease
Effect on plan expense	—	—
Effect on the post-employment medical obligations	2	2
Discount rates have a significant effect on the amounts recognized in the statement of comprehensive income. A one-half percentage point change in discount rates would have the following effects:

(In $ million)	Increase	Decrease
Effect on plan expense	—	—
Effect on the post-employment medical obligations	6	6

The assumed discount rate is an assumption that changes annually, and has an effect on the amounts of the defined benefit obligation. A one-half percentage point change in assumed discount rates would have the following effects:

(In $ million)	Increase	Decrease
Effect on the net plan expense	7	5
Effect on the defined benefit obligation	246	271